Events after the balance sheet date	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Events after the balance sheet date

36. Events after the balance sheet date

BOND ISSUANCE

On 23 January 2019, Anheuser-Busch InBev Worldwide Inc., a subsidiary of Anheuser-Busch InBev SA/NV issued 15.5 billion US dollar aggregate principal amount of bonds. The bonds comprise the following series: 2.5 billion US dollar aggregate principal amount of fixed rate Notes due 23 January 2025 bearing interest at annual rate of 4.150%; 4.25 billion US dollar aggregate principal amount of fixed rate Notes due 23 January 2029 bearing interest at an annual rate of 4.750%; 0.75 billion US dollar aggregate principal amount of fixed rate Notes due 23 January 2031 bearing interest at an annual rate of 4.900%; 2.0 billion US dollar aggregate principal amount of fixed rate Notes due 23 January 2039 bearing interest at an annual rate of 5.450%; 4.0 billion US dollar aggregate principal amount of fixed rate Notes due 23 January 2049 bearing interest at an annual rate of 5.550% and 2.0 billion US dollar aggregate principal amount of fixed rate Notes due 23 January 2059 bearing interest at an annual rate of 5.800%.

The net proceeds of the offering will be used for general corporate purposes, including the repayment of upcoming debt maturities in 2021 to 2024 and 2026, including the funding of the company’s announced tender offers.

RESULTS OF TENDER OFFERS

On 08 February 2019, AB InBev announced the final results of offers by its wholly owned subsidiaries Anheuser-Busch InBev Finance Inc., Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch Companies, LLC to purchase for cash any validly tendered (and not validly withdrawn) and accepted notes up to an aggregate purchase price (excluding accrued and unpaid interest) of 16.5 billion US dollar of twelve series of notes issued by the companies. With the completion of the Tender Offers, the companies repurchased 16.3 billion US dollar aggregate principal amount of several series of its outstanding notes.

The pool caps comprise the following series: 2.5 billion US dollar aggregate principal amount of fixed rate Notes bearing interest at annual rate of 2.650%, 0.2 billion US dollar aggregate principal amount of floating rate Notes and 0.2 billion US dollar aggregate principal amount of fixed rate Notes at an annual rate of 4.375% due in 2021; 1.1 billion US dollar aggregate principal amount of fixed rate Notes bearing interest at annual rate of 3.750% and 1.3 billion US dollar aggregate principal amount of fixed rate Notes at an annual rate of 2.500% due in 2022; 0.6 billion US dollar aggregate principal amount of fixed rate Notes bearing interest at annual rate of 2.625% and 2.9 billion US dollar aggregate principal amount of fixed rate Notes at an annual rate of 3.300% due in 2023; 0.3 billion US dollar aggregate principal amount of floating rate Notes, 0.9 billion US dollar aggregate principal amount of fixed rate Notes at an annual rate of 3.500% and 0.5 billion US dollar aggregate principal amount of fixed rate Notes at an annual rate of 3.700% due in 2024; and 5.9 billion US dollar aggregate principal amount of fixed rate Notes bearing interest at annual rate of 3.650% due in 2026.